INCOME TAXES - Summary of reconciliation of effective tax rate and statutory income tax rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax Expense Applicable Tax Rate	25.00%	25.00%	25.00%